Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,905	$ 10,884	$ 10,745	$ 9,265	$ 12,217	$ 11,755	$ 16,516	$ 13,006	$ 14,369	$ 15,719
LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Account Value [Line Items]
Accumulated Value	10,000	9,878	10,828	10,667	9,176	12,069	11,579	16,231	12,740	14,047	15,304
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,137	11,348	13,826	13,219	17,382	20,580	26,487	21,690	27,392	34,246
FTSE NAREIT All Equity REIT Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,283	$ 11,170	$ 12,139	$ 11,648	$ 14,986	$ 14,219	$ 20,091	$ 15,079	$ 16,791	$ 17,617